COMMITMENTS AND CONTINGENCIES - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Letters of credit outstanding, amount	$ 124	$ 209